INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of investments in associates and joint ventures [Abstract]
Associates	$ 1,288,641	$ 1,419,296
Joint ventures	2,042	4,047
Total	$ 1,290,683	$ 1,423,343